Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	₩ 3,716,680	₩ 2,879,554
Trade and other receivables, net	6,147,456	7,170,289
Other financial assets	1,344,248	1,440,200
Current income tax assets	1,213	3,299
Inventories, net	1,054,671	988,351
Other current assets	2,102,131	2,112,553
Total current assets	14,366,399	14,594,246
Non-current assets
Trade and other receivables, net	1,540,727	1,404,168
Other financial assets	2,759,170	2,724,761
Property and equipment, net	14,825,814	14,872,079
Right-of-use assets	1,212,770	1,304,963
Investment properties, net	2,299,616	2,198,135
Intangible assets, net	1,862,740	2,533,861
Investments in associates and joint ventures	1,562,232	1,556,889
Deferred income tax assets	679,948	614,500
Net defined benefit assets	49,351	160,748
Other non-current assets	843,991	827,297
Total non-current assets	27,636,359	28,197,401
Total assets	42,002,758	42,791,647
Current liabilities
Trade and other payables	7,394,791	8,054,922
Borrowings	3,904,752	3,058,564
Other financial liabilities	351,632	322,099
Current income tax liabilities	123,145	236,463
Provisions	112,530	115,209
Deferred revenue	62,247	51,537
Other current liabilities	2,077,426	1,408,843
Total current liabilities	14,026,523	13,247,637
Non-current liabilities
Trade and other payables	578,409	819,558
Borrowings	6,615,938	7,159,601
Other financial liabilities	722,517	753,739
Defined benefit liabilities, net	128,457	63,616
Provisions	111,877	107,014
Deferred revenue	148,960	153,563
Deferred income tax liabilities	919,996	994,330
Other non-current liabilities	782,520	950,015
Total non-current liabilities	10,008,674	11,001,436
Total liabilities	24,035,197	24,249,073
Equity
Share capital	1,564,499	1,564,499
Share premium	1,440,258	1,440,258
Retained earnings	13,750,788	14,475,867
Accumulated other comprehensive income	63,729	52,407
Other components of equity	(637,560)	(802,418)
Equity attributable to owners of the Controlling Company	16,181,714	16,730,614
Non-controlling interest	1,785,847	1,811,961
Total equity	17,967,561	18,542,575
Total liabilities and equity	₩ 42,002,758	₩ 42,791,647